Equity	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Equity	Equity
In the first six months ended 30 June 2020 and 2019 there were no quantitative or qualitative changes in the Group's equity other than those indicated in the condensed consolidated statements of changes in total equity.
a)    Capital
As of 30 June 2020 and 31 December 2019, the Bank's capital stock was represented by 16,618,114,582 shares, with a nominal amount of EUR 8,309 million, in both dates.
b) Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	Million euros
	30-06-2020	31-12-2019 (*)
Other comprehensive income accumulated	(30,637)	(24,168)
Items not reclassified to profit or loss	(5,010)	(4,288)
Actuarial gains or losses on defined benefit pension plans	(4,756)	(4,764)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(6)	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(257)	514
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair valuewith changes in other comprehensive income (hedged item)	166	44
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(166)	(44)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	9	(39)
Items that may be reclassified to profit or loss	(25,627)	(19,880)
Hedge of net investments in foreign operations (effective portion)	(2,940)	(5,464)
Exchange differences	(25,450)	(16,701)
Hedging derivatives (effective portion)	846	300
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,465	2,321
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(548)	(336)
(*) See Note 1.e.
c) Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans
The changes in the balance of Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans include the actuarial gains or losses generated in the period and the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset), less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling. Its variation is shown in the condensed consolidated statement of recognised income and expense.
During the first six months of 2020, the amount of actuarial losses (net of actuarial gains) has decreased by EUR 204 million. The main impacts are:
•Increase of EUR 437 million in the accrued actuarial losses relating to the Group's businesses in the United Kingdom, mainly due to the change in the discount rate (decrease from 2.11% to 1.44%).
•Decrease of EUR 267 million in the accrued actuarial losses relating to the Group's businesses in the Brazil, mainly due to the change in the discount rate (increase from 7.05% to 7.46%, for pension plans and from 7.22% to 7.78% for medical plans).
•Increase of EUR 43 million in the accrued actuarial losses relating to the Group's businesses in the Spain, due to the change in the mortality tables, which has been partially offset by demographic gains.
The remaining variation in the accrued actuarial gains and losses heading represents a decrease of EUR 417 million, as a result of the evolution of exchange rates, mainly in the depreciation of the Brazilian real and other effects.
d) Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2020 under “Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result depending on the geographical origin of the issuer”:

	Million euros
	30-06-2020				31-12-2019
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	20	(794)	(774)	141	21	(445)	(424)	184
International
Rest of Europe	62	(74)	(12)	308	68	(72)	(4)	379
United States	15	(3)	12	43	15	(3)	12	44
Latin America and rest	524	(7)	517	1,736	934	(4)	930	2,256
	621	(878)	(257)	2,228	1,038	(524)	514	2,863
Of which:
Listed	525	(42)	483	1,756	936	(14)	922	2,283
Unlisted	96	(836)	(740)	472	102	(510)	(408)	580
e) Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences
Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.
Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.
The net variation of both headings recognised during the first six months of 2020, recorded in the statement of income and expenses recognised as a consolidated summary, reflects the impact of the evolution of currencies in the year, as a consequence of the generalized depreciation of the main currencies (see Note 1.e).
From this variation, a loss of EUR 1,897 million corresponds to the valuation at the closing exchange rate of goodwill of the six months (see Note 8).
f) Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income
Includes the net amount of unrealised fair value changes in debt instruments at fair value through other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2020 and 31 December 2019 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	Million euros
	30-06-2020				31-12-2019
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Government and central banks debt instruments
Spain	862	—	862	23,167	947	(2)	945	32,413
Rest of Europe	792	(69)	723	17,993	664	(38)	626	19,052
Latin America and rest of the world	893	(119)	774	51,697	839	(121)	718	51,284
Private-sector debt instruments	156	(50)	106	27,475	81	(49)	32	20,096
	2,703	(238)	2,465	120,332	2,531	(210)	2,321	122,845